Financial assets and liabilities at fair value through profit or loss (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Financial Assets At Fair Value Through Profit Or Loss Maturity [Abstract]
Maturity of up to one year		R$ 22,695,708	R$ 12,471,625
Maturity of one to five years		162,184,205	164,553,949
Maturity of five to 10 years		44,090,948	56,868,688
Maturity of over 10 years		8,537,678	5,121,915
No stated maturity		12,251,238	7,144,973
Total	[1]	R$ 249,759,777	R$ 246,161,150

[1]	In 2019 and 2018, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.